Reserves for Unpaid Losses and Loss Adjustment Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Reserves for Unpaid Losses and Loss Adjustment Expenses
Reserves for Unpaid Losses and Loss Adjustment Expenses

18. Reserves for Unpaid Losses and Loss Adjustment Expenses

Information regarding the reserve for unpaid losses and losses and loss adjustment expenses (“LAE”) are as follows (in thousands).

	Six Months Ended June 30,
	2014	2013

Balance, beginning of period	$27,468	$34,012
Less reinsurance recoverables	(4,508)	(10,385)
Net balance, beginning of period	22,960	23,627

Incurred related to:
Current period	48,750	68,602
Prior periods	4,862	743
Total incurred	53,612	69,345

Payments related to:
Current period	(33,171)	(44,678)
Prior periods	(11,980)	(11,604)
Total payments	(45,151)	(56,282)

Net balance, end of period	31,421	36,690
Plus reinsurance recoverables	3,725	5,768
Balance, end of period	$35,146	$42,458

The decrease in the reserves at June 30, 2014 as compared to June 30, 2013 of $7.3 million is primarily due to decreased reserves attributable to the decreased year-over-year severity of incurred tornado, wind and hail losses. Prior period adverse development of $4.9 million during the six months ended June 30, 2014 was primarily related to litigation emerging from a series of hail storms within the 2012 accident year.

28. Reserves for Unpaid Losses and Loss Adjustment Expenses

Information regarding the reserve for unpaid losses and LAE are as follows (in thousands).

	Year Ended December 31,
	2013	2012	2011

Balance, beginning of year	$34,012	$44,835	$58,882
Less reinsurance recoverables	(10,385)	(25,083)	(43,773)
Net balance, beginning of year	23,627	19,752	15,109

Incurred related to:
Current year	110,096	109,328	97,742
Prior years	659	(169)	(1,008)
Total incurred	110,755	109,159	96,734

Payments related to:
Current year	(96,284)	(90,743)	(83,266)
Prior years	(15,138)	(14,541)	(8,825)
Total payments	(111,422)	(105,284)	(92,091)

Net balance, end of year	22,960	23,627	19,752
Plus reinsurance recoverables	4,508	10,385	25,083
Balance, end of year	$27,468	$34,012	$44,835

The decrease in reserves at December 31, 2013 as compared to December 31, 2012 of $6.5 million is primarily due recovery of reinsurance recoverables outstanding at December 31, 2012 and increased loss payments. The decrease in reserves at December 31, 2012 as compared to December 31, 2011 of $10.8 million is primarily due to the significant subsequent payment and recovery of those reinsurance recoverables outstanding at December 31, 2011.